Deferred Revenue - Summary of Deferred Revenue (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		$ 1,033,303	$ 1,235,332
Deferred revenue, non-current portion	$ (109,570)	(109,180)	(275,370)
Current portion of deferred revenue	$ 513,173	924,123	959,962
Other [Member]
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		132,563	36,331
Nissan [Member]
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		144,072	681,758
NYSERDA [Member]
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		90,021	279,477
CEC [Member]
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		84,274	205,140
NV Energy Commission [Member]
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		17,626	32,626
PA Turnpike [Member]
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		64,747
Green Commuter [Member]
Deferred Revenue Arrangement [Line Items]
Total deferred revenue		$ 500,000